Income taxes	3 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
    Income taxes recognized during the three months ended March 31, 2021 and March 31, 2020, comprise:

	Three Months Ended
	March 31, 2021	March 31, 2020
	(in thousands)
Provision for income taxes	$16,148	$12,590

    As at March 31, 2021 the Company maintains a $19.3 million liability (December 31, 2020: $19.6 million) for unrecognized tax benefit, which is comprised of $18.8 million (December 31, 2020: $19.1 million) related to items generating unrecognized tax benefits and $0.5 million (December 31, 2020: $0.5 million) for interest and related penalties to such items. The Company recognizes interest accrued on unrecognized tax benefits as an additional income tax expense.
The Company has analyzed the filing positions in all of the significant federal, state and foreign jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. The only periods subject to audit by the major tax jurisdictions where the Company does business are the 2016 through 2020 tax years. During such audits, local tax authorities may challenge the positions taken by us in our tax returns.